                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                September 30, 2002

Check here if Amendment  [  ]                  Amendment No.:  _______
         This Amendment (Check only one):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             K Capital Partners, LLC
Address:          75 Park Plaza
                  Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
Title:   Chief Administrative Officer
Phone:   617-646-7728

Signature, place and date of signing:

/s/ Robert T. Needham, Boston, Massachusetts, November 13, 2002

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $320,765 (in thousands)

Pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, the institutional investment manager filing this report has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                       Value        Shrs or  Sh/   Put/  Investment Other       Voting Authority
Name of Issuer             Title of Class CUSIP       (x$1000)     Prn Amt   Prn   Call  Discretion Managers    Sole   Shared  Other
-------------              -------------- -----       --------     -------   ----------  ---------- --------    ----  -------  -----

Brookline Bancorp Inc      Common Stock   11373M107       8754      745000    SH            Sole                745000

CNH Global NV              Common Stock   N20935107      10606     3137900    SH            Sole               3137900

Gemstart-TV Guide Int      Common Stock   36866W106       1260      500000    SH            Sole                500000

Grey Global Group Inc      Common Stock   39787M108       7284       12346    SH            Sole                 12346

Newmont Mining Corp USD1.6 Common Stock   651639106      16781      610000    SH            Sole                610000

Pepsico Inc                Common Stock   713448108      19530      528565    SH            Sole                528565

Prime Group Realty Trust   REITS/RICS     74158J103      12531     2583700    SH            Sole               2583700

Providian Finl Corp        Common Stock   74406A102      10045     2050000    SH            Sole               2050000

Stet Hellas Telecom S.A.   ADRS Stocks    859823106       5392      926450    SH            Sole                926450

Stillwell Financial        Common Stock   8608311069     16314     1351600    SH            Sole               1351600

Triton PCS Holdings Inc    Common Stock   89677M106       4986     2385800    SH            Sole               2385800

Tyco Intl Ltd              Convrt Bonds   902124AC0     120222   182500000    PRN           Sole             182500000

UnitedGlobalCom Inc        Common Stock   913247508       4631     2824000    SH            Sole               2824000